Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Customer Accounts Greater than $250,000	$ 1,036,388	$ 921,462
Checking accounts, .50% and under	894,639	779,053
Passbook and statement accounts, .50% and under	314,634	255,396
Insured money market accounts, .01% to .75%	1,737,180	1,627,739
Certificate accounts
Less than 2.00%	4,308,341	4,170,232
2.00% to 2.99%	841,520	1,229,918
3.00% to 3.99%	381,324	418,720
4.00% to 4.99%	98,119	174,854
5.00% to 5.99%	861	9,991
Total certificates	5,630,165	6,003,715
Savings and Demand Accounts and Repurchase Agreements with Customers	8,576,618	8,665,903
Within 1 year	3,556,701	3,973,028
1 to 2 years	1,013,450	1,388,885
2 to 3 years	425,559	274,704
Over 3 years	$ 634,455	$ 367,098